Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Inventories	$ 4,049	$ 2,980
Lubricants [Member]
Inventories [Abstract]
Inventories	553	739
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 3,496	$ 2,241